Rialto Investment Segment (Operating Earnings Related To Rialto Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Segment Reporting Information [Line Items]
Operating earnings (loss)		$ 1,146,945	$ 828,001	$ 349,452
Net income (loss) attributable to noncontrolling interest	[1]	(10,223)	25,252	(21,792)
Rialto Investments [Member]
Segment Reporting Information [Line Items]
Revenues		230,521	138,060	138,856
Costs and expenses (1)	[2]	249,114	151,072	138,990
Equity in earnings (loss) from unconsolidated entities		59,277	22,353	41,483
Other income (expense), net		3,395	16,787	(29,780)
Operating earnings (loss)	[3]	44,079	26,128	11,569
Provision for loan, lease, and other losses		57,113	16,139	27,966
Net income (loss) attributable to noncontrolling interest		$ (22,494)	$ 6,238	$ (14,400)

[1]	Net earnings (loss) attributable to noncontrolling interests for the years ended November 30, 2014, 2013 and 2012 included ($22.5) million, $6.2 million and ($14.4) million, respectively, of net earnings (loss) related to the FDIC’s interest in the portfolio of real estate loans that the Company acquired in partnership with the FDIC.
[2]	Costs and expenses for the years ended November 30, 2014, 2013 and 2012 included loan impairments of $57.1 million, $16.1 million and $28.0 million, respectively, primarily associated with the segment's FDIC loans portfolio (before noncontrolling interests).
[3]	Operating earnings for the years ended November 30, 2014, 2013 and 2012 included net earnings (loss) attributable to noncontrolling interests of ($22.5) million, $6.2 million and ($14.4) million, respectively.